Acquisitions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Effective income tax rate reconciliation at federal statutory income tax rate, Percent	25.00%
Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Business combination, Pro forma adjustments	$ 5.2	$ 5.2
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Business combination, Pro forma adjustments	4.8	4.8
Reduction In Revenues Due To The Elimination Of Deferred Contract Revenue [Member]
Business Acquisition [Line Items]
Business combination, Pro forma adjustments	14.8	$ 14.8
Medical Segment | SunNuclear
Business Acquisition [Line Items]
Business acquisition, Transaction costs	$ 1.2